Partnership Income, Expense and Cash Distributions	12 Months Ended
Dec. 31, 2015
Partnership Income Expenses And Cash Distributions [Abstract]
Partnership Income Expenses and Cash Distributions [Text Block]

3. Partnership Income, Expenses and Cash Distributions

The Amended and Restated LP Agreement contains provisions for the distribution of Net Interest Income, Net Residual Proceeds and Liquidation Proceeds, for the allocation of income or loss from operations and for the allocation of income and loss arising from a repayment, sale or liquidation of investments. Income and losses will be allocated to each Unitholder on a periodic basis, as determined by the General Partner, based on the number of BUCs held by each Unitholder as of the last day of the period for which such allocation is to be made. Distributions of Net Interest Income and Net Residual Proceeds will be made to each Unitholder of record on the last day of each distribution period based on the number of BUCs held by each Unitholder as of such date. For purposes of the Amended and Restated LP Agreement, cash distributions, if any, received by the Partnership from the Investment in MF Properties (see Note 8) will be included in the Partnership’s Interest Income and cash distributions received by the Partnership from the sale of such properties will be included in the Partnership Residual Proceeds.

Cash distributions are currently made on a quarterly basis but may be made on a monthly or semiannual basis at the election of AFCA 2. On each distribution date, Net Interest Income is distributed 99% to the Unitholders and 1% to AFCA 2 and Net Residual Proceeds are distributed 100% to Unitholders except that Net Interest Income and Net Residual Proceeds representing contingent interest in an amount equal to 0.9% per annum of the principal amount of the mortgage revenue bonds on a cumulative basis (defined as Net Interest Income (Tier 2) and Net Residual Proceeds (Tier 2), respectively) are distributed 75% to the Unitholders and 25% to AFCA 2.

The unallocated deficit of the Consolidated VIEs is primarily comprised of the accumulated historical net losses of the Consolidated VIEs. The unallocated deficit of the Consolidated VIEs and the Consolidated VIEs’ net losses subsequent to that date are not allocated to the General Partner and Unitholders as such activity is not contemplated by, or addressed in, the Amended and Restated LP Agreement. The Consolidated VIEs were sold during 2015, therefore the unallocated deficit of the Consolidated VIEs is zero on December 31, 2015 (see Note 2, “Principles of Consolidation”).

The distributions paid or accrued per BUC during the fiscal years ended December 31, 2015, 2014, and 2013 were as follows:

	For the Year Ended December 31,
	2015	2014	2013
Cash Distributions	$0.5000	$0.5000	$0.5000